S000001570 [Member] Investment Strategy - Tax-Managed U.S. Large Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in large capitalization companies economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies. The Fund defines large capitalization companies as those companies represented by the S&P 500® Index or with market capitalization within the capitalization range of the S&P 500® Index. In determining if a security is economically tied to the U.S., the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P.   The Fund seeks to realize capital growth while considering shareholder tax consequences arising from its portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if the Fund believes it is appropriate in that case to do so or as a result of redemption activity.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value and market-oriented) and multi-manager approach. RIM may change the Fund's asset allocation at any time. The Fund's money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund.
For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.  RIM may use strategies based on indexes. RIM also manages the Fund's cash balances.
The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.